Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 7,036	$ 10,625	$ 2,828
Short-term deposit			3,498
Accounts receivables - trade	22	24	18
Inventory	900	81	180
Other current assets	321	404	290
Current assets	8,279	11,134	6,814
NON-CURRENT ASSETS:
Inventory			260
Property and equipment, net	137	105	136
Right-of-use assets, net	153
Investments accounted for using the equity method	1,149
Financial assets at fair value through profit or loss	3,616
Non-current Assets	5,055	105	396
TOTAL ASSETS	13,334	11,239	7,210
CURRENT LIABILITIES :
Accounts payables - trade	75	190	190
Lease liabilities	119
Warrants at fair value	1,459	1,601	559
Contract liability	502	231	61
Accrued compensation expenses	607	588	506
Other current liabilities	603	353	200
Current Liabilities	3,365	2,963	1,516
NON-CURRENT LIABILITIES:
Lease liabilities	33
Contract liability	1,800	118	118
Retirement benefit obligation, net	5	79	65
Non-current liabilities	1,838	197	183
TOTAL LIABILITIES	5,203	3,160	1,699
EQUITY:
Share capital – ordinary shares of NIS 1.00 par value: authorized – December 31,2018 – 160,000,000 shares, December 2019 – 250,000,000 shares; issued and outstanding - December 31, 2018 – 75,932,058 shares December 31, 2019 – 82,598,738 shares	22,802	20,924	5,292
Share premium	47,873	48,942	55,040
Other capital reserves	12,492	692	330
Warrants	197		730
Accumulated deficit	(76,657)	(62,479)	(55,881)
Equity attributable to owners of Medigus Ltd.	6,707	8,079	5,511
Non-controlling interests	1,424
Total Equity	8,131	8,079	5,511
TOTAL LIABILITIES AND EQUITY	$ 13,334	$ 11,239	$ 7,210